Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating losses	$ 4,069,000	$ 3,525,000
Valuation allowance	(4,069,000)	(3,525,000)
Net deferred income tax assets